Condensed Financial Information of the Parent Company - Summary of Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Expenses [Abstract]
Research and development expenses	¥ 840,415	$ 120,718	¥ 426,028	¥ 267,075
Administrative expenses	654,553	94,021	66,391	25,436
Loss before income tax expense	(1,451,950)	(208,560)	(401,111)	(298,240)
Net loss attributable to I-MAB	(1,451,950)	(208,560)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	5,283	759
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	27,768	3,989
Net loss attributable to ordinary shareholders	(1,485,001)	(213,308)	(402,833)	(298,240)
Net loss attributable to I-MAB	(1,451,950)	(208,560)	(402,833)	(298,240)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	10,747	1,544	53,689	5,918
Total comprehensive loss attributable to I-MAB	(1,441,203)	(207,016)	(349,144)	(292,322)
Parent Company [Member]
Operating Expenses [Abstract]
Research and development expenses	(380,143)	(54,604)	(121,734)	(128,721)
Administrative expenses	(204,874)	(29,428)	(15,373)
Total operating expenses	(585,017)	(84,032)	(137,107)	(128,721)
Interest income (expenses), net	16,995	2,441	(7,467)	(3,892)
Other expenses	(23,492)	(3,374)
Share of losses of subsidiaries	(866,080)	(124,406)	(319,664)	(151,600)
Fair value change of warrants	5,644	811	61,405	(14,027)
Loss before income tax expense	(1,451,950)	(208,560)	(402,833)	(298,240)
Net loss attributable to I-MAB	(1,451,950)	(208,560)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)
Net loss attributable to ordinary shareholders	(1,485,001)	(213,308)	(402,833)	(298,240)
Net loss attributable to I-MAB	(1,451,950)	(208,560)	(402,833)	(298,240)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	10,747	1,544	53,689	5,918
Total comprehensive loss attributable to I-MAB	¥ (1,441,203)	$ (207,016)	¥ (349,144)	¥ (292,322)